Average Annual Total Returns (Invesco Van Kampen U.S. Mortgage Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | CLASS A, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Class A: Inception (05/31/84)
Label	Return Before Taxes
1 Year	0.37%
5 Years	3.05%
10 Years	3.90%
Since Inception
Inception Date	May 31, 1984
Return Before Taxes | CLASS B, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Class B: Inception (08/24/92)
1 Year	(0.36%)
5 Years	2.92%
10 Years	3.76%
Since Inception
Inception Date	Aug. 24, 1992
Return Before Taxes | CLASS C, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Class C: Inception (08/13/93)
1 Year	3.64%
5 Years	3.27%
10 Years	3.60%
Since Inception
Inception Date	Aug. 13, 1993
Return Before Taxes | CLASS Y, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Class Y: Inception (09/25/06)
1 Year	5.65%
5 Years
10 Years
Since Inception	4.42%
Inception Date	Sep. 25, 2006
Return After Taxes on Distributions | CLASS A, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Class A: Inception (05/31/84)
Label	Return After Taxes on Distributions
1 Year	(0.79%)
5 Years	1.31%
10 Years	2.04%
Since Inception
Inception Date	May 31, 1984
Return After Taxes on Distributions and Sale of Fund Shares | CLASS A, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Class A: Inception (05/31/84)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	0.23%
5 Years	1.56%
10 Years	2.20%
Since Inception
Inception Date	May 31, 1984
Bank of America Merrill Lynch 1-10 year Treasury IX
Average Annual Total Returns
Label	Bank of America Merrill Lynch 1-10 year Treasury IX
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.22%
5 Years	5.42%
10 Years	4.97%
Since Inception
Barclay US Mortgage Backed Securities Index
Average Annual Total Returns
Label	Barclay US Mortgage Backed Securities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.37%
5 Years	6.34%
10 Years	5.89%
Since Inception